Income Taxes - Deductible Temporary Differences, Carryforward of Unused Tax Losses and Unused Tax Credit for which Deferred Tax Assets are not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences	¥ 553,778	¥ 519,457
Carryforward of unused tax losses	693,323	514,420
Carryforward of unused tax credit	¥ 549	¥ 912